Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Total Shareholder Return	Peer Group Total Shareholder Return	Net Earnings (In thousands)	Incentive EPS
	($)	($)	($)	($)	($)	($)	($)	($)
	(1)	(2)	(3)(4)	(2)(3)	(5)(9)	(6)(10)	(7)	(8)
2023	7,670,833	4,903,568	1,495,372	1,071,031	92	107	106,879	2.82
2022	6,596,575	7,807,506	1,547,874	1,607,675	105	117	185,180	2.69
2021	5,594,739	4,294,466	1,188,098	930,313	95	116	211,847	2.45
2020	7,837,411	10,571,654	1,435,144	1,823,253	98	99	187,316	2.28

Named Executive Officers, Footnote	For 2022, our non-PEO NEOs were Messrs. Charles N. Eldred, Tarry, Apodaca and Darnell and Ms. Eden. For 2021, our non-PEO NEOs were Messrs. Eldred, Tarry, Chris M. Olson and Darnell. For 2020, our non-PEO NEOs were Messrs. Eldred, Tarry, Apodaca, Darnell, and Olson.
Peer Group Issuers, Footnote	Represents the TSR for the EEI Peer Index, which is a peer issuer group of electric companies. For purposes of the table, an investment of $100 (with reinvestment of all dividends) is assumed to have been made in the EEI Peer Index on December 31, 2019.
PEO Total Compensation Amount	$ 7,670,833	$ 6,596,575	$ 5,594,739	$ 7,837,411
PEO Actually Paid Compensation Amount	$ 4,903,568	7,807,506	4,294,466	10,571,654
Adjustment To PEO Compensation, Footnote	Represents the “Total” compensation for our principal executive officer (“PEO”), Ms. Collawn, as set forth in 2023 NEO Compensation Information-Summary of Executive Compensation-SCT on page 56. Compensation actually paid to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and the other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” columns in the “Summary Compensation Table” in each year’s respective proxy statement to determine the compensation actually paid.

	Year	Reported Summary Compensation Table Total	Reported Value of Stock Awards	Stock Award Adjustments	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
			(a)	(a)(b)		(a)(c)
PEO	2023	7,670,833	(3,998,365)	1,231,100	—	—	4,903,568
	2022	6,596,575	(2,460,988)	3,671,919	—	—	7,807,506
	2021	5,594,739	(2,461,055)	1,160,782	—	—	4,294,466
	2020	7,837,411	(2,255,592)	4,989,835	—	—	10,571,654
Average of non-PEO NEOs	2023	1,495,372	(527,107)	103,154	(388)	—	1,071,031
	2022	1,547,874	(388,384)	448,185	—	—	1,607,675
	2021	1,188,098	(381,514)	123,729	—	—	930,313
	2020	1,435,144	(328,541)	720,611	(3,961)	—	1,823,253

(a) The values set forth herein reflect the correct values for 2020 for the average reported value of stock awards of non-PEO NEOs, the average pension benefit adjustments for non-PEO NEOs, and the resulting average compensation actually paid for non-PEO NEOs. As a result of clerical errors, our 2023 proxy statement incorrectly reported: the average reported value of stock awards of non-PEO NEOs for 2020 as $328,545 for 2020, the average reported change in the actuarial present value of pension benefits as $3,961 for 2020, and the average pension benefit adjustments as $(3,961) for 2020.

(b) Stock award adjustments for each applicable year are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Total Stock Award Adjustments
		($)	($)	($)	($)
PEO	2023	2,170,630	(950,703)	11,173	1,231,100
	2022	2,869,882	842,241	(40,204)	3,671,919
	2021	2,498,710	(1,248,122)	(89,806)	1,160,782
	2020	3,626,488	1,514,753	(151,406)	4,989,835
Average of non-PEO NEOs	2023	243,306	(141,284)	1,132	103,154
	2022	340,124	113,647	(5,586)	448,185
	2021	327,348	(190,357)	(13,262)	123,729
	2020	530,638	224,498	(34,525)	720,611

(c) The pension benefit adjustments for the applicable fiscal year consist of the average of the actuarily determined service cost for services rendered during the applicable year plus, to the extent applicable, the average of the prior service cost, calculated as the entire cost of benefits granted in a plan amendment or initiation during the applicable year attributable to services rendered during prior periods. For all years, the pension benefit adjustments consist of $0 of average service cost for services rendered, and $0 of average prior service cost.

Non-PEO NEO Average Total Compensation Amount	$ 1,495,372	1,547,874	1,188,098	1,435,144
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,071,031	1,607,675	930,313	1,823,253
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and the other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” columns in the “Summary Compensation Table” in each year’s respective proxy statement to determine the compensation actually paid.

	Year	Reported Summary Compensation Table Total	Reported Value of Stock Awards	Stock Award Adjustments	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
			(a)	(a)(b)		(a)(c)
PEO	2023	7,670,833	(3,998,365)	1,231,100	—	—	4,903,568
	2022	6,596,575	(2,460,988)	3,671,919	—	—	7,807,506
	2021	5,594,739	(2,461,055)	1,160,782	—	—	4,294,466
	2020	7,837,411	(2,255,592)	4,989,835	—	—	10,571,654
Average of non-PEO NEOs	2023	1,495,372	(527,107)	103,154	(388)	—	1,071,031
	2022	1,547,874	(388,384)	448,185	—	—	1,607,675
	2021	1,188,098	(381,514)	123,729	—	—	930,313
	2020	1,435,144	(328,541)	720,611	(3,961)	—	1,823,253

(a) The values set forth herein reflect the correct values for 2020 for the average reported value of stock awards of non-PEO NEOs, the average pension benefit adjustments for non-PEO NEOs, and the resulting average compensation actually paid for non-PEO NEOs. As a result of clerical errors, our 2023 proxy statement incorrectly reported: the average reported value of stock awards of non-PEO NEOs for 2020 as $328,545 for 2020, the average reported change in the actuarial present value of pension benefits as $3,961 for 2020, and the average pension benefit adjustments as $(3,961) for 2020.

(b) Stock award adjustments for each applicable year are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Total Stock Award Adjustments
		($)	($)	($)	($)
PEO	2023	2,170,630	(950,703)	11,173	1,231,100
	2022	2,869,882	842,241	(40,204)	3,671,919
	2021	2,498,710	(1,248,122)	(89,806)	1,160,782
	2020	3,626,488	1,514,753	(151,406)	4,989,835
Average of non-PEO NEOs	2023	243,306	(141,284)	1,132	103,154
	2022	340,124	113,647	(5,586)	448,185
	2021	327,348	(190,357)	(13,262)	123,729
	2020	530,638	224,498	(34,525)	720,611

(c) The pension benefit adjustments for the applicable fiscal year consist of the average of the actuarily determined service cost for services rendered during the applicable year plus, to the extent applicable, the average of the prior service cost, calculated as the entire cost of benefits granted in a plan amendment or initiation during the applicable year attributable to services rendered during prior periods. For all years, the pension benefit adjustments consist of $0 of average service cost for services rendered, and $0 of average prior service cost.
	Represents the total average compensation for our non-PEO NEOs, derived from the “Total” column of the “Summary Compensation Table” in each year’s respective proxy statement.
Tabular List, Table
Most Important Performance Measures

Listed below are the financial and non-financial performance measures that represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO NEOs, for 2023, to the Company’s performance:

Most Important Performance Measures
Incentive EPS
Earnings Growth
FFO/Debt Ratio
Reliability

Total Shareholder Return Amount	$ 92	105	95	98
Peer Group Total Shareholder Return Amount	107	117	116	99
Net Income (Loss)	$ 106,879,000	$ 185,180,000	$ 211,847,000	$ 187,316,000
Company Selected Measure Amount | $ / shares	2.82	2.69	2.45	2.28
Additional 402(v) Disclosure	Represents the total shareholder return (“TSR”) on our common stock assuming an investment of $100 on December 31, 2019.Represents our net earnings, in thousands, as reported in our Annual Report on Form 10-K for each of the years presented.
Descriptions of Relationships of Information Presented in the Pay Versus Performance Table

Compensation Actually Paid and TSR

Compensation actually paid is generally aligned with the Company’s cumulative TSR over the period presented because a significant portion of the compensation actually paid comprises equity-based compensation.

Compensation Actually Paid and Net Earnings

Although the Company does not use net earnings as a performance measure in the overall executive compensation program, net earnings is similar to Incentive EPS, which the Company uses to determine awards under the AIP.

Compensation Actually Paid and Incentive EPS

While the Company uses multiple financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Incentive EPS is the financial performance measure that represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed year, to the Company’s performance.

See the Elements of Executive Compensation section beginning on page 45 for more information regarding the above performance measures as they relate to our short-term and long-term incentive plans.

Earnings Per Share | $ / shares	$ 1.02
Earning Per Share Attributable To Net Change In Unrealized Gains (Losses) On Investment Securities | $ / shares	(0.29)
Earnings Per Share, Attributable To Regulatory Disallowances And Restructuring Costs | $ / shares	2.09
Earnings Per Share Attributable To Pension Expense Related To Previously Disposed Of Gas Distribution Business | $ / shares	0.02
Earnings Per Share Attributable To Merger | $ / shares	(0.01)
Earnings Per Share Attributable To San Juan Generating Station Retirement Income Tax Adjustment Expense | $ / shares	$ (0.01)
Measure:: 1
Pay vs Performance Disclosure
Name	Incentive EPS
Non-GAAP Measure Description	Represents the company-selected financial performance measure used to link compensation actually paid to our PEO and non-PEO NEOs, for the most recently completed fiscal year, to company performance. Incentive EPS is defined as corporate diluted earnings per share, excluding certain terms that do not factor into ongoing earnings. For 2023, Incentive EPS of $2.82 equals net earnings attributable to PNMR per common stock share (as reported in the Company’s Form 10-K for the fiscal year ended December 31, 2022) of $1.02 adjusted to exclude: (1) $(0.29) per share attributable to the net change in unrealized gains and losses on investment securities; (2) $2.09 per share attributable to regulatory disallowances and restructuring costs; (3) $0.02 per share attributable to pension expense related to previously disposed of gas distribution business; (4) $(0.01) per share attributable to Merger related costs; and (5) $(0.01) per share attributable to San Juan Generating Station retirement income tax adjustments.
(9) The Total Shareholder Return values for 2021 and 2020 reported herein differ from those included in our 2023 proxy statement, which were incorrectly stated as $105 and $95, respectively.
(10) The Peer Group Total Shareholder Return values for 2022 and 2021 reported herein differ from those included in our 2023 proxy statement, which were incorrectly stated as $115 and $115, respectively.

Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Growth
Measure:: 3
Pay vs Performance Disclosure
Name	FFO/Debt Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Reliability
PEO | Equity Awards, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,998,365)	$ (2,460,988)	$ (2,461,055)	$ (2,255,592)
PEO | Equity Awards, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,231,100	3,671,919	1,160,782	4,989,835
PEO | Pension Benefits, Change In The Actuarial Present Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Pension Benefits, Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Fair Value Of Outstanding And Unvested, Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,170,630	2,869,882	2,498,710	3,626,488
PEO | Equity Awards, Year Over Year Change In Value Of Outstanding And Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(950,703)	842,241	(1,248,122)	1,514,753
PEO | Equity Awards, Fair Value Of Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	11,173	(40,204)	(89,806)	(151,406)
Non-PEO NEO | Equity Awards, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(527,107)	(388,384)	(381,514)	(328,541)
Non-PEO NEO | Equity Awards, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,154	448,185	123,729	720,611
Non-PEO NEO | Pension Benefits, Change In The Actuarial Present Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(388)	0	0	(3,961)
Non-PEO NEO | Pension Benefits, Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Fair Value Of Outstanding And Unvested, Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	243,306	340,124	327,348	530,638
Non-PEO NEO | Equity Awards, Year Over Year Change In Value Of Outstanding And Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(141,284)	113,647	(190,357)	224,498
Non-PEO NEO | Equity Awards, Fair Value Of Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 1,132	$ (5,586)	$ (13,262)	$ (34,525)